EMPLOYEE BENEFITS - Evolution of share options outstanding (Details)			12 Months Ended
	Apr. 30, 2015 USD ($) shares	Jul. 18, 2014	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in dollars per share) | $ / shares			$ 1.20
Number of options (in shares)
Balance at the beginning of year (in shares)			2,155,851	2,658,595
Options granted during the year (in shares)	30,000		221,000	85,000
Forfeited during the year (in shares)			(78,716)	(249,035)
Exercised during the year (in shares)			(511,668)	(338,709)
Balance at end of year (in shares)			1,786,467	2,155,851	2,658,595
Weighted average exercise price (in usd per share)
Balance at the beginning of year (in usd per share) | $			$ 23.02	$ 22.21
Options granted during the year (in usd per share) | $	$ 21.01		46.45	39.69
Forfeited during the year (in usd per share) | $			36.89	30.08
Exercised during the year (in usd per share) | $			13.76	15.63
Balance at end of year (in usd per share) | $			$ 27.96	$ 23.02	$ 22.21
Restricted Stock Units
Number of RSU (in shares)
Issued during the year (in shares)			(163,233)	(86,931)
Balance at end of year (in shares)			533,228
Employee and Non Employee Restricted Stock Units
Number of RSU (in shares)
Balance at the beginning of year (in shares)			164,859	0
RSU granted during the year (in shares)			564,995	254,328
Forfeited during the year (in shares)			(30,783)	(2,538)
Issued during the year (in shares)			(163,233)	(86,931)
Balance at end of year (in shares)			535,838	164,859	0
Weighted average grant price (in usd per share)
Balance at the beginning of year (in usd per share) | $			$ 37.58	$ 0.00
RSU granted during the year (in usd per share) | $			46.29	37.07
Forfeited during the year (in usd per share) | $			44.14	36.59
Issued during the year (in usd per share) | $			43.13	36.11
Balance at end of year (in usd per share) | $			$ 44.70	$ 37.58	$ 0.00
2012 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term					7 years
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term			10 years
2014 Plan | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term		4 years
2014 Plan | Stock Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2014 Plan | Stock Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2014 Plan | Stock Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2014 Plan | Stock Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2014 Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in dollars per share) | $ / shares			$ 1.20